Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
STOCKHOLDERS' DEFICIT
Schedule of common stock reserved for future issuance in connection with the conversion of shares of Preferred Stock and upon the exercise of certain options and warrants

Preferred stock:
Series A‑1	6,156,860
Series A‑2	27,333,280
Series A‑3	28,812,316
Series A‑4	6,021,159
Series A‑5	35,135,097
Series A‑6	38,560,680
Series B	326,054,236
Series B‑1	78,333,328
Series B‑2	28,571,428
574,978,384
Warrants:
Warrants to purchase Series A‑5 preferred stock	202,702
Warrants to purchase Series A‑6 preferred stock	249,999
Warrants to purchase Series B preferred stock	1,713,459
Warrants to purchase Series B‑3 preferred stock	114,285,712
116,451,872
Stock options:
Stock options outstanding	67,604,157
Stock options available for future grant	17,493,484
85,097,641
776,527,897

Summary of activity for options issued to employees, consultants, and directors

			Weighted
		Weighted	average
		average	remaining
	Number of	exercise	contractual
	shares	price	life
Options outstanding at January 1, 2021	29,767,283	$0.03	8.2
Granted	28,325,726	0.04	—
Exercised	(2,898,553)	0.02	—
Forfeiture	(2,315,917)	0.06	—
Options outstanding at December 31, 2021	52,878,539	0.03	8.4
Granted	22,252,500	0.06	—
Exercised	(3,352,916)	0.02	—
Forfeiture	(4,173,966)	0.03	—
Options outstanding at December 31, 2022	67,604,157	0.04	8.2

Summary of information about all options outstanding and exercisable

	Options outstanding		Options Exercisable
		Weighted
	Number	average	Number
	outstanding at	remaining	exercisable at
	December 31,	contractual	December 31,
Exercise Price	2022	life	2022
$0.01	21,880,874	8.00	15,399,054
$0.03	8,552,500	5.20	8,541,562
$0.04	165,875	1.10	165,875
$0.05	300,000	4.60	300,000
$0.06	36,421,707	9.20	8,238,837
$0.07	57,201	2.80	57,201
$0.09 – $0.46	226,000	3.32	226,000
	67,604,157		32,928,529

Schedule of valuation assumptions

	2022	2021
Valuation assumptions:
Expected dividend yield	—%	—%
Expected volatility	32%	32%
Expected term (years)(1)	5.6 – 6.2	5.0 – 6.1
Risk-free interest rate	2.76%	1.14%
(1)

Our historical exercise behavior for previous grants does not provide a reasonable estimate for future exercise activity for employees who have been awarded stock options in the past three years. Therefore, the average expected term was calculated using the simplified method, as defined by GAAP, for estimating the expected term.